Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Federal
Operating losses
Net operating losses	$ 139.7	$ 50.5
State
Operating losses
Net operating losses	209.6	138.8
Pennsylvania
Operating losses
Net operating losses	$ 183.7	$ 129.5